Quarterly Holdings Report
for

Fidelity® Series Investment Grade Bond Fund

May 31, 2019

LIG-QTLY-0719
1.873112.110

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	$18,005,000	$17,959,436
3% 6/30/22	20,000,000	20,154,799
3.4% 5/15/25	51,500,000	52,039,284
3.6% 2/17/23	56,273,000	57,721,638
3.6% 7/15/25 (a)	9,728,000	9,919,097
4.45% 4/1/24	2,396,000	2,556,732
4.5% 3/9/48	31,516,000	30,341,138
6.2% 3/15/40 (a)	15,555,000	18,350,031
6.3% 1/15/38	40,737,000	48,224,844
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	240,952
Verizon Communications, Inc.:
4.862% 8/21/46	17,028,000	18,763,197
5.012% 4/15/49	6,512,000	7,360,706
5.5% 3/16/47	18,182,000	21,965,495
		305,597,349
Entertainment - 0.3%
NBCUniversal, Inc.:
4.45% 1/15/43	10,087,000	10,627,570
5.15% 4/30/20	28,753,000	29,408,940
5.95% 4/1/41	7,055,000	8,796,722
The Walt Disney Co.:
6.15% 3/1/37 (b)	8,831,000	11,726,502
7.75% 12/1/45 (b)	10,133,000	16,484,980
		77,044,714
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	46,167,000	47,860,261
4.908% 7/23/25	25,893,000	27,395,744
5.375% 5/1/47	37,324,000	37,412,384
6.484% 10/23/45	20,000,000	22,540,617
Comcast Corp.:
3.9% 3/1/38	5,337,000	5,405,597
3.969% 11/1/47	17,299,000	17,140,943
4.6% 8/15/45	14,241,000	15,399,456
4.65% 7/15/42	12,725,000	14,028,258
Fox Corp.:
3.666% 1/25/22 (b)	3,413,000	3,499,685
4.03% 1/25/24 (b)	6,000,000	6,285,438
4.709% 1/25/29 (b)	8,684,000	9,497,002
5.476% 1/25/39 (b)	8,563,000	9,759,584
5.576% 1/25/49 (b)	5,682,000	6,631,876
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	38,915,751
4.5% 9/15/42	21,520,000	19,083,259
5.5% 9/1/41	14,842,000	14,854,545
5.875% 11/15/40	9,556,000	9,888,365
6.55% 5/1/37	47,541,000	52,624,204
7.3% 7/1/38	30,237,000	35,403,181
		393,626,150
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,367,050

TOTAL COMMUNICATION SERVICES		792,635,263

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.4%
General Motors Financial Co., Inc.:
3.2% 7/13/20	26,000,000	26,076,046
3.5% 7/10/19	18,875,000	18,890,112
4.2% 3/1/21	27,410,000	27,853,190
4.25% 5/15/23	9,285,000	9,439,879
4.375% 9/25/21	41,737,000	42,759,823
		125,019,050
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	19,898,230

TOTAL CONSUMER DISCRETIONARY		144,917,280

CONSUMER STAPLES - 2.7%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	52,149,000	53,867,473
4.9% 2/1/46	59,642,000	61,284,635
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	29,346,000	29,358,874
5.45% 1/23/39	22,180,000	24,775,701
5.55% 1/23/49	50,684,000	57,524,283
5.8% 1/23/59 (Reg. S)	53,730,000	62,466,369
		289,277,335
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 2.7% 11/18/19	14,218,000	14,208,298
Tobacco - 1.5%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	31,570,707
3.875% 9/16/46	21,780,000	18,246,932
4.25% 8/9/42	26,130,000	23,326,300
4.5% 5/2/43	17,568,000	15,944,915
4.8% 2/14/29	26,202,000	27,365,711
5.375% 1/31/44	31,709,000	32,295,812
5.95% 2/14/49	17,400,000	18,828,540
9.25% 8/6/19	1,547,000	1,563,585
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)	24,400,000	24,424,135
3.75% 7/21/22 (b)	56,649,000	57,545,823
4.25% 7/21/25 (b)	25,864,000	26,736,073
Reynolds American, Inc.:
3.25% 6/12/20	5,106,000	5,130,947
4% 6/12/22	17,554,000	18,056,559
4.45% 6/12/25	12,732,000	13,227,281
5.7% 8/15/35	6,607,000	7,003,352
5.85% 8/15/45	50,684,000	52,581,490
6.15% 9/15/43	11,136,000	12,273,589
7.25% 6/15/37	15,680,000	18,978,745
		405,100,496

TOTAL CONSUMER STAPLES		708,586,129

ENERGY - 5.9%
Energy Equipment & Services - 0.4%
DCP Midstream LLC 6.75% 9/15/37 (b)	2,991,000	3,080,730
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	14,021,618
6.5% 4/1/20	2,078,000	2,140,455
Ensco PLC:
5.2% 3/15/25	32,677,000	22,628,823
5.75% 10/1/44	12,542,000	7,274,360
Halliburton Co.:
3.8% 11/15/25	12,900,000	13,288,383
4.85% 11/15/35	11,266,000	12,062,494
Noble Holding International Ltd.:
7.95% 4/1/25 (c)	32,232,000	24,818,640
8.95% 4/1/45 (c)	11,807,000	8,501,040
		107,816,543
Oil, Gas & Consumable Fuels - 5.5%
Amerada Hess Corp. 7.3% 8/15/31	6,392,000	7,672,438
Anadarko Finance Co. 7.5% 5/1/31	37,261,000	48,705,843
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,165,000	8,433,944
5.55% 3/15/26	25,624,000	28,237,539
6.45% 9/15/36	22,220,000	26,668,807
6.6% 3/15/46	51,358,000	65,937,805
Canadian Natural Resources Ltd. 5.85% 2/1/35	11,807,000	13,368,530
Cenovus Energy, Inc. 4.25% 4/15/27	26,894,000	26,824,137
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	23,925,000	24,046,497
4.5% 6/1/25	7,318,000	7,819,988
DCP Midstream LLC:
4.75% 9/30/21 (b)	21,176,000	21,390,936
5.35% 3/15/20 (b)	39,799,000	40,246,739
DCP Midstream Operating LP 3.875% 3/15/23	38,871,000	38,385,113
Duke Energy Field Services 6.45% 11/3/36 (b)	7,882,000	8,079,050
El Paso Corp. 6.5% 9/15/20	21,920,000	22,951,505
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	16,015,000	16,651,036
Enable Midstream Partners LP 3.9% 5/15/24 (c)	7,314,000	7,316,003
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	25,356,066
4.375% 10/15/20	16,600,000	16,939,283
Enbridge, Inc. 4.25% 12/1/26	8,212,000	8,735,440
Energy Transfer Partners LP:
4.2% 9/15/23	5,952,000	6,153,226
4.5% 4/15/24	5,975,000	6,247,759
4.95% 6/15/28	20,306,000	21,420,925
5.25% 4/15/29	9,720,000	10,489,410
5.8% 6/15/38	11,323,000	12,067,704
6% 6/15/48	7,374,000	7,979,592
6.25% 4/15/49	15,152,000	16,925,203
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	4,984,457
3.75% 2/15/25	16,764,000	17,374,083
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,737,742
Kinder Morgan, Inc. 5.55% 6/1/45	11,527,000	12,503,420
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	21,599,292
MPLX LP:
4.5% 7/15/23	9,847,000	10,333,350
4.8% 2/15/29	5,209,000	5,529,977
4.875% 12/1/24	13,954,000	14,939,912
5.5% 2/15/49	15,628,000	16,520,775
Nakilat, Inc. 6.067% 12/31/33 (b)	5,435,000	6,223,075
Petrobras Global Finance BV 5.75% 2/1/29	45,715,000	46,087,120
Petroleos Mexicanos:
3.5% 1/30/23	28,927,000	27,816,203
4.5% 1/23/26	25,619,000	23,979,384
4.625% 9/21/23	51,115,000	50,792,720
4.875% 1/24/22	17,019,000	17,255,564
4.875% 1/18/24	25,208,000	25,142,459
5.375% 3/13/22	10,290,000	10,577,194
5.5% 1/21/21	41,149,000	42,280,598
5.5% 6/27/44	29,591,000	23,866,177
5.625% 1/23/46	24,828,000	20,209,992
6% 3/5/20	6,833,000	6,968,738
6.35% 2/12/48	17,400,000	15,188,460
6.375% 1/23/45	22,458,000	19,717,563
6.5% 3/13/27	23,110,000	23,264,375
6.5% 6/2/41	47,555,000	42,977,831
6.75% 9/21/47	83,207,000	75,119,280
6.875% 8/4/26	20,000,000	20,750,000
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,099,711
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	25,681,000	26,086,294
3.85% 10/15/23	25,000,000	25,609,696
Southwestern Energy Co. 6.2% 1/23/25 (c)	13,262,000	12,329,549
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	6,434,000	6,497,403
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	18,531,771
4.55% 6/24/24	86,182,000	90,861,683
Western Gas Partners LP:
4.65% 7/1/26	5,606,000	5,623,702
4.75% 8/15/28	5,645,000	5,646,364
5.375% 6/1/21	39,434,000	40,637,064
Williams Partners LP:
3.6% 3/15/22	17,478,000	17,776,389
3.9% 1/15/25	6,023,000	6,200,106
4% 11/15/21	7,970,000	8,193,284
4.125% 11/15/20	4,302,000	4,373,901
4.3% 3/4/24	17,006,000	17,855,701
4.5% 11/15/23	8,697,000	9,163,226
		1,447,276,103

TOTAL ENERGY		1,555,092,646

FINANCIALS - 15.0%
Banks - 6.1%
Bank of America Corp.:
3.004% 12/20/23 (c)	64,210,000	64,601,999
3.3% 1/11/23	22,906,000	23,296,137
3.419% 12/20/28 (c)	29,790,000	29,746,545
3.5% 4/19/26	25,446,000	25,990,423
3.864% 7/23/24 (c)	7,284,000	7,552,399
3.95% 4/21/25	22,702,000	23,257,161
4.1% 7/24/23	35,172,000	36,896,651
4.2% 8/26/24	36,930,000	38,679,264
4.25% 10/22/26	24,664,000	25,701,226
4.45% 3/3/26	7,110,000	7,496,267
Barclays PLC:
2.75% 11/8/19	20,644,000	20,614,727
3.25% 1/12/21	24,010,000	24,051,825
4.375% 1/12/26	32,341,000	32,688,989
5.2% 5/12/26	26,409,000	26,999,056
Citigroup, Inc.:
2.4% 2/18/20	57,223,000	57,146,263
2.75% 4/25/22	25,000,000	25,014,000
2.9% 12/8/21	20,972,000	21,046,544
3.142% 1/24/23 (c)	22,396,000	22,527,986
4.05% 7/30/22	10,740,000	11,119,513
4.3% 11/20/26	8,693,000	9,015,403
4.4% 6/10/25	56,554,000	59,230,866
4.45% 9/29/27	6,943,000	7,264,335
5.5% 9/13/25	14,330,000	15,914,503
Citizens Bank NA 2.55% 5/13/21	7,737,000	7,713,448
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	27,180,000	27,886,047
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,629,177
3.75% 3/26/25	26,750,000	27,235,123
3.8% 9/15/22	38,070,000	39,162,445
3.8% 6/9/23	42,579,000	43,623,347
Discover Bank:
4.2% 8/8/23	35,498,000	37,297,176
7% 4/15/20	9,043,000	9,360,684
Fifth Third Bancorp 8.25% 3/1/38	12,528,000	17,985,973
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,630,231
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	4,744,183
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	6,553,000	6,210,894
5.71% 1/15/26 (b)	50,790,000	48,483,848
JPMorgan Chase & Co.:
2.95% 10/1/26	27,458,000	27,196,514
3.25% 9/23/22	53,888,000	54,857,762
3.797% 7/23/24 (c)	63,894,000	66,036,173
3.875% 9/10/24	52,753,000	54,832,144
4.125% 12/15/26	48,163,000	50,555,543
4.25% 10/15/20	8,000,000	8,182,759
4.35% 8/15/21	37,606,000	39,014,233
4.625% 5/10/21	10,326,000	10,732,770
Rabobank Nederland 4.375% 8/4/25	39,970,000	41,380,941
Regions Bank 6.45% 6/26/37	40,184,000	49,946,869
Regions Financial Corp. 3.2% 2/8/21	14,047,000	14,151,949
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	44,325,006
5.125% 5/28/24	45,938,000	47,266,894
6% 12/19/23	40,227,000	42,924,005
6.1% 6/10/23	44,386,000	47,091,411
6.125% 12/15/22	71,538,000	76,084,651
UniCredit SpA 6.572% 1/14/22 (b)	26,358,000	27,541,593
		1,626,935,875
Capital Markets - 4.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	31,556,418
4.25% 2/15/24	23,736,000	25,044,152
Credit Suisse Group AG 3.869% 1/12/29 (b)(c)	19,608,000	19,583,472
Deutsche Bank AG 4.5% 4/1/25	67,755,000	63,576,853
Deutsche Bank AG New York Branch:
3.15% 1/22/21	18,975,000	18,744,586
3.3% 11/16/22	46,140,000	44,852,002
5% 2/14/22	43,313,000	44,221,246
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	158,668,000	158,496,953
3.2% 2/23/23	83,857,000	84,805,225
3.272% 9/29/25 (c)	52,832,000	52,812,091
4.25% 10/21/25	26,330,000	27,284,393
6.75% 10/1/37	11,247,000	14,161,940
IntercontinentalExchange, Inc. 2.75% 12/1/20	8,512,000	8,534,009
Moody's Corp.:
2.75% 12/15/21	5,835,000	5,862,120
3.25% 1/15/28	11,244,000	11,255,619
4.875% 2/15/24	10,558,000	11,458,257
Morgan Stanley:
3.125% 1/23/23	52,000,000	52,463,530
3.7% 10/23/24	18,925,000	19,577,731
3.737% 4/24/24 (c)	163,561,000	168,551,820
3.75% 2/25/23	53,516,000	55,270,586
4.1% 5/22/23	20,000,000	20,786,694
4.431% 1/23/30 (c)	20,903,000	22,452,643
4.875% 11/1/22	39,633,000	42,170,248
5% 11/24/25	39,759,000	43,323,914
5.625% 9/23/19	16,919,000	17,062,400
5.75% 1/25/21	26,624,000	27,909,162
UBS Group Funding Ltd. 4.125% 9/24/25 (b)	27,816,000	29,167,565
		1,120,985,629
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	8,162,000	8,209,613
4.125% 7/3/23	21,033,000	21,673,535
4.45% 12/16/21	13,913,000	14,347,625
4.45% 4/3/26	14,780,000	15,080,793
4.5% 5/15/21	5,650,000	5,803,549
4.875% 1/16/24	23,718,000	25,069,722
5% 10/1/21	8,475,000	8,831,354
Capital One Financial Corp. 3.8% 1/31/28	21,736,000	21,731,435
Discover Financial Services:
3.75% 3/4/25	20,000,000	20,268,375
3.85% 11/21/22	38,277,000	39,509,267
3.95% 11/6/24	16,412,000	16,983,351
4.5% 1/30/26	22,355,000	23,363,469
5.2% 4/27/22	16,852,000	17,937,206
Ford Motor Credit Co. LLC:
5.085% 1/7/21	13,940,000	14,315,171
5.584% 3/18/24	29,713,000	30,937,089
5.596% 1/7/22	28,839,000	30,180,058
Synchrony Financial:
3% 8/15/19	4,390,000	4,390,417
3.75% 8/15/21	12,146,000	12,344,155
3.95% 12/1/27	37,578,000	36,355,806
4.25% 8/15/24	12,226,000	12,488,222
4.375% 3/19/24	10,847,000	11,151,153
5.15% 3/19/29	31,181,000	32,357,029
		423,328,394
Diversified Financial Services - 1.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)	7,566,000	7,573,490
3.95% 7/1/24 (b)	10,050,000	9,983,168
4.375% 5/1/26 (b)	9,675,000	9,696,575
5.25% 5/15/24 (b)	10,211,000	10,607,187
AXA Equitable Holdings, Inc. 3.9% 4/20/23	5,194,000	5,381,318
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	36,387,141
3.85% 2/1/25	22,346,000	22,703,856
3.875% 8/15/22	17,670,000	18,064,789
4.125% 6/15/26	10,088,000	10,335,838
4.125% 5/15/29	3,853,000	3,917,396
Cigna Corp.:
4.125% 11/15/25 (b)	11,366,000	11,872,605
4.375% 10/15/28 (b)	29,335,000	30,792,577
4.8% 8/15/38 (b)	18,265,000	18,686,979
4.9% 12/15/48 (b)	18,248,000	18,673,260
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	29,800,000	31,239,638
Pine Street Trust I:
4.572% 2/15/29 (b)	27,369,000	28,140,076
5.568% 2/15/49 (b)	27,400,000	28,796,295
Voya Financial, Inc. 3.125% 7/15/24	13,735,000	13,777,503
		316,629,691
Insurance - 1.9%
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,786,955
3.3% 3/1/21	11,928,000	12,045,500
3.875% 1/15/35	29,736,000	28,620,744
4.875% 6/1/22	26,181,000	27,785,304
Aon Corp. 5% 9/30/20	5,687,000	5,868,646
Hartford Financial Services Group, Inc. 5.125% 4/15/22	27,603,000	29,462,215
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	23,174,000	24,693,677
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	18,840,000	20,236,356
4.75% 3/15/39	8,645,000	9,582,420
4.8% 7/15/21	13,119,000	13,650,320
4.9% 3/15/49	17,204,000	19,411,196
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)	34,265,000	36,213,906
MetLife, Inc.:
3.048% 12/15/22 (c)	21,302,000	21,544,931
4.75% 2/8/21	2,003,000	2,075,473
Metropolitan Life Global Funding I 3% 1/10/23 (b)	15,204,000	15,421,523
Pacific LifeCorp 5.125% 1/30/43 (b)	30,812,000	34,215,086
Pricoa Global Funding I 5.375% 5/15/45 (c)	27,275,000	27,820,500
Prudential Financial, Inc. 7.375% 6/15/19	3,820,000	3,825,220
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	10,800,000	11,164,500
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	29,603,000	34,460,107
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	10,239,000	10,902,609
Unum Group:
3.875% 11/5/25	25,368,000	26,013,411
5.625% 9/15/20	18,528,000	19,238,557
5.75% 8/15/42	40,693,000	45,801,465
		490,840,621

TOTAL FINANCIALS		3,978,720,210

HEALTH CARE - 2.5%
Health Care Providers & Services - 1.6%
Cigna Corp. 3.75% 7/15/23 (b)	23,504,000	24,118,686
CVS Health Corp.:
3.7% 3/9/23	13,600,000	13,900,784
4% 12/5/23	18,015,000	18,630,883
4.1% 3/25/25	81,952,000	84,835,896
4.3% 3/25/28	68,226,000	70,306,534
4.78% 3/25/38	30,372,000	30,266,303
5.05% 3/25/48	44,655,000	45,390,462
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)	4,903,000	5,004,776
4.272% 8/28/23 (b)	15,472,000	16,242,483
4.9% 8/28/28 (b)	6,518,000	7,066,504
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,262,079
Toledo Hospital:
5.325% 11/15/28	10,187,000	10,962,867
6.015% 11/15/48	42,227,000	48,000,719
WellPoint, Inc. 3.3% 1/15/23	21,022,000	21,344,474
		407,333,450
Pharmaceuticals - 0.9%
Actavis Funding SCS 3.45% 3/15/22	25,461,000	25,607,225
Allergan PLC 3.25% 10/1/22	15,000,000	14,992,115
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	20,553,000	21,137,500
Mylan NV:
2.5% 6/7/19	6,670,000	6,669,556
3.15% 6/15/21	24,804,000	24,679,764
3.95% 6/15/26	37,112,000	34,890,541
Perrigo Finance PLC 3.5% 12/15/21	2,562,000	2,536,425
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	49,668,635
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	17,346,000	16,005,154
2.8% 7/21/23	15,491,000	12,949,547
Zoetis, Inc. 3.25% 2/1/23	33,171,000	33,684,038
		242,820,500

TOTAL HEALTH CARE		650,153,950

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)	15,580,000	16,082,804
6.375% 6/1/19 (b)	9,485,000	9,485,000
		25,567,804
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,873,686
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
3% 9/15/23	4,809,000	4,773,534
3.375% 6/1/21	12,831,000	12,952,691
3.75% 2/1/22	25,484,000	25,995,072
3.875% 4/1/21	17,429,000	17,732,720
4.25% 2/1/24	27,160,000	28,215,929
4.25% 9/15/24	19,743,000	20,558,275
4.75% 3/1/20	19,421,000	19,690,557
		129,918,778
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (c)	2,599,000	2,780,930

TOTAL INDUSTRIALS		164,141,198

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	21,206,000	22,543,871
6.02% 6/15/26 (b)	7,331,000	7,894,198
		30,438,069
MATERIALS - 0.3%
Chemicals - 0.1%
Nutrien Ltd.:
4.2% 4/1/29	2,900,000	3,018,199
5% 4/1/49	5,049,000	5,248,456
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	20,395,972
4.25% 11/15/20	6,609,000	6,734,410
		35,397,037
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)	10,050,000	10,406,775
6.75% 10/19/75 (b)(c)	24,962,000	28,009,111
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	8,127,000	8,265,200
4.5% 8/1/47 (b)	6,415,000	6,714,484
		53,395,570

TOTAL MATERIALS		88,792,607

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,815,490
4.6% 4/1/22	7,545,000	7,939,224
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,500,809
AvalonBay Communities, Inc. 3.625% 10/1/20	12,415,000	12,572,023
Boston Properties, Inc.:
3.85% 2/1/23	10,817,000	11,218,608
4.5% 12/1/28	17,981,000	19,528,145
Camden Property Trust:
2.95% 12/15/22	12,066,000	12,172,878
4.25% 1/15/24	20,255,000	21,458,647
Corporate Office Properties LP 5% 7/1/25	16,542,000	17,509,091
DDR Corp.:
3.625% 2/1/25	12,380,000	12,345,260
4.25% 2/1/26	14,917,000	15,277,711
4.625% 7/15/22	6,024,000	6,249,374
Duke Realty LP:
3.625% 4/15/23	22,930,000	23,575,177
3.75% 12/1/24	9,068,000	9,429,701
3.875% 10/15/22	20,422,000	21,111,426
Equity One, Inc. 3.75% 11/15/22	30,646,000	31,638,454
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,891,459
4.75% 7/15/20	31,427,000	32,040,238
Hudson Pacific Properties LP 4.65% 4/1/29	6,609,000	6,966,102
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	8,102,362
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	29,828,000	30,809,366
4.5% 1/15/25	13,762,000	14,232,178
4.5% 4/1/27	73,646,000	75,808,896
4.75% 1/15/28	30,475,000	31,721,465
4.95% 4/1/24	7,519,000	7,898,107
5.25% 1/15/26	29,837,000	31,835,319
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,548,650
5% 12/15/23	4,225,000	4,366,419
Store Capital Corp. 4.625% 3/15/29	8,550,000	8,954,159
Ventas Realty LP:
3.125% 6/15/23	6,397,000	6,491,084
3.5% 2/1/25	8,762,000	8,947,872
4% 3/1/28	11,430,000	11,789,683
4.125% 1/15/26	8,443,000	8,816,697
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,689,851
WP Carey, Inc. 4% 2/1/25	30,215,000	30,774,808
		579,026,733
Real Estate Management & Development - 1.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	30,680,000	31,718,705
3.95% 11/15/27	22,384,000	22,578,374
4.1% 10/1/24	24,424,000	25,238,933
4.55% 10/1/29	23,929,000	24,838,892
Digital Realty Trust LP:
3.4% 10/1/20	26,061,000	26,316,246
3.95% 7/1/22	17,850,000	18,507,266
4.75% 10/1/25	18,728,000	20,291,534
5.25% 3/15/21	10,656,000	11,054,864
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,933,760
3.75% 4/1/25	17,751,000	18,200,492
4.125% 6/15/22	11,558,000	11,984,965
4.4% 2/15/24	32,513,000	34,492,655
4.75% 10/1/20	17,245,000	17,639,536
Mack-Cali Realty LP:
3.15% 5/15/23	41,165,000	37,946,950
4.5% 4/18/22	7,126,000	6,976,552
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,632,789
Tanger Properties LP:
3.125% 9/1/26	14,745,000	13,837,515
3.75% 12/1/24	19,449,000	19,420,556
3.875% 12/1/23	10,722,000	10,854,382
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	5,600,000	5,804,130
Washington Prime Group LP 3.85% 4/1/20	20,000,000	19,875,000
		395,144,096

TOTAL REAL ESTATE		974,170,829

UTILITIES - 1.9%
Electric Utilities - 1.2%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,691,765
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	15,117,000	16,103,985
6.4% 9/15/20 (b)	34,900,000	36,413,160
Eversource Energy 2.8% 5/1/23	32,099,000	32,241,465
Exelon Corp. 2.85% 6/15/20	7,468,000	7,476,077
FirstEnergy Corp.:
4.25% 3/15/23	66,372,000	69,569,269
7.375% 11/15/31	30,718,000	41,251,554
IPALCO Enterprises, Inc.:
3.45% 7/15/20	42,035,000	42,279,275
3.7% 9/1/24	10,405,000	10,628,490
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,261,834
NV Energy, Inc. 6.25% 11/15/20	7,075,000	7,439,766
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,726,681
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	11,302,156
		302,385,477
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,892,937
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	5,956,000	5,954,099
2.7% 6/15/21	5,862,000	5,842,176
3.55% 6/15/26	9,377,000	9,431,375
		21,227,650
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (c)(d)	66,502,000	61,181,840
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (c)(d)	7,991,000	7,511,540
NiSource Finance Corp.:
5.8% 2/1/42	11,523,000	13,977,419
5.95% 6/15/41	21,763,000	26,285,918
Puget Energy, Inc.:
6% 9/1/21	26,400,000	28,142,817
6.5% 12/15/20	8,451,000	8,916,420
Sempra Energy 2.875% 10/1/22	9,886,000	9,872,767
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (c)(d)	13,102,000	10,946,721
		166,835,442

TOTAL UTILITIES		497,341,506

TOTAL NONCONVERTIBLE BONDS
(Cost $9,304,504,995)		9,584,989,687

U.S. Government and Government Agency Obligations - 32.5%
U.S. Treasury Inflation-Protected Obligations - 3.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$59,943,000	$64,641,203
0.875% 2/15/47	68,070,700	73,886,030
1% 2/15/46	26,200,000	29,775,985
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	83,582,100	88,928,409
0.125% 7/15/26	65,440,100	68,496,002
0.375% 7/15/25	260,020,800	280,191,828
0.375% 1/15/27	118,770,000	125,105,826
0.625% 1/15/26	196,148,000	213,662,261

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		944,687,544

U.S. Treasury Obligations - 28.9%
U.S. Treasury Bonds:
2.75% 11/15/47	36,170,000	37,428,886
3% 2/15/49 (e)	991,761,000	1,079,779,758
U.S. Treasury Notes:
1.25% 10/31/21	890,411,000	876,463,549
1.75% 6/30/22	511,054,000	509,037,734
1.875% 3/31/22	711,519,000	711,352,234
1.875% 7/31/22	400,905,000	400,638,775
2% 12/31/21	766,143,000	768,297,777
2% 11/15/26	94,726,000	94,415,180
2.125% 3/31/24	272,231,000	274,602,388
2.125% 11/30/24	379,473,000	382,615,511
2.25% 4/30/24	274,340,000	278,433,669
2.25% 12/31/24	247,871,000	251,521,287
2.25% 8/15/27	66,625,000	67,452,608
2.375% 4/30/26	603,040,000	616,726,180
2.5% 1/31/24	316,100,000	324,088,934
2.625% 12/31/23	148,680,000	153,169,439
2.75% 6/30/25	165,101,000	172,214,532
2.75% 2/15/28	132,320,000	139,070,387
2.875% 11/30/25	45,884,000	48,282,156
3.125% 11/15/28	436,958,000	473,979,948

TOTAL U.S. TREASURY OBLIGATIONS		7,659,570,932

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,422,661,617)		8,604,258,476

U.S. Government Agency - Mortgage Securities - 33.4%
Fannie Mae - 18.4%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (c)(d)	31,332	32,444
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (c)(d)	118,304	123,365
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)	72,514	75,319
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (c)(d)	130,631	135,965
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (c)(d)	82,295	85,954
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (c)(d)	52,630	55,068
12 month U.S. LIBOR + 1.594% 4.308% 5/1/36 (c)(d)	249,276	260,586
12 month U.S. LIBOR + 1.617% 4.582% 3/1/33 (c)(d)	95,885	99,961
12 month U.S. LIBOR + 1.641% 4.375% 9/1/36 (c)(d)	84,335	88,145
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (c)(d)	108,644	114,564
12 month U.S. LIBOR + 1.718% 4.406% 5/1/35 (c)(d)	204,612	213,693
12 month U.S. LIBOR + 1.725% 3.252% 6/1/42 (c)(d)	1,126,156	1,165,068
12 month U.S. LIBOR + 1.728% 4.54% 11/1/36 (c)(d)	222,949	233,348
12 month U.S. LIBOR + 1.741% 4.73% 3/1/40 (c)(d)	315,865	331,069
12 month U.S. LIBOR + 1.745% 4.742% 7/1/35 (c)(d)	155,034	162,304
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (c)(d)	359,916	374,985
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (c)(d)	1,132,132	1,180,933
12 month U.S. LIBOR + 1.800% 4.788% 1/1/42 (c)(d)	474,854	494,897
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (c)(d)	105,248	109,971
12 month U.S. LIBOR + 1.812% 4.609% 12/1/40 (c)(d)	6,635,443	6,919,132
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (c)(d)	651,072	679,460
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (c)(d)	397,669	415,371
12 month U.S. LIBOR + 1.818% 4.933% 2/1/42 (c)(d)	512,089	535,448
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (c)(d)	397,172	415,088
12 month U.S. LIBOR + 1.851% 4.512% 5/1/36 (c)(d)	85,905	90,164
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (c)(d)	52,033	54,961
12 month U.S. LIBOR + 1.932% 4.838% 9/1/36 (c)(d)	130,928	136,125
6 month U.S. LIBOR + 1.475% 4.178% 10/1/33 (c)(d)	19,204	19,821
6 month U.S. LIBOR + 1.505% 4.255% 1/1/35 (c)(d)	221,308	228,559
6 month U.S. LIBOR + 1.510% 4.315% 2/1/33 (c)(d)(f)	18,246	18,813
6 month U.S. LIBOR + 1.535% 4.39% 12/1/34 (c)(d)	81,590	84,361
6 month U.S. LIBOR + 1.535% 4.41% 3/1/35 (c)(d)	51,455	53,223
6 month U.S. LIBOR + 1.556% 4.33% 10/1/33 (c)(d)	29,762	30,769
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (c)(d)	32,968	34,127
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (c)(d)	2,971	3,096
6 month U.S. LIBOR + 1.960% 4.725% 9/1/35 (c)(d)	36,388	38,090
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (c)(d)	39,651	41,449
U.S. TREASURY 1 YEAR INDEX + 2.244% 4.631% 12/1/33 (c)(d)	741,748	775,626
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (c)(d)	240,553	250,839
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(d)	144,115	150,228
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.872% 7/1/34 (c)(d)	266,660	278,283
U.S. TREASURY 1 YEAR INDEX + 2.475% 5.024% 5/1/35 (c)(d)	56,171	58,574
2.5% 6/1/34 (a)	14,950,000	14,959,644
2.5% 4/1/37 to 4/1/43	81,424,664	81,060,543
3% 2/1/21 to 9/1/48 (a)	910,029,655	922,401,338
3% 6/1/34 (a)	28,650,000	29,069,456
3% 6/1/34 (a)	49,200,000	49,920,322
3% 6/1/34 (a)	53,350,000	54,131,081
3% 6/1/34 (a)	49,900,000	50,630,571
3% 6/1/34 (a)	87,300,000	88,578,133
3% 6/1/34 (a)	55,000,000	55,805,239
3% 6/1/34 (a)	8,700,000	8,827,374
3% 7/1/34 (a)	54,900,000	55,688,765
3% 7/1/34 (a)	59,850,000	60,709,883
3% 7/1/34 (a)	40,400,000	40,980,439
3% 6/1/49 (a)	78,100,000	78,412,845
3% 6/1/49 (a)	15,600,000	15,662,489
3% 6/1/49 (a)	15,600,000	15,662,489
3% 6/1/49 (a)	45,100,000	45,280,657
3% 6/1/49 (a)	22,550,000	22,640,329
3% 6/1/49 (a)	37,550,000	37,700,414
3% 6/1/49 (a)	10,500,000	10,542,060
3% 6/1/49 (a)	32,800,000	32,931,387
3% 6/1/49 (a)	120,600,000	121,083,087
3% 6/1/49 (a)	34,700,000	34,838,998
3% 6/1/49 (a)	17,650,000	17,720,701
3% 6/1/49 (a)	60,400,000	60,641,944
3% 6/1/49 (a)	4,150,000	4,166,624
3% 6/1/49 (a)	34,700,000	34,838,998
3% 6/1/49 (a)	75,500,000	75,802,430
3% 6/1/49 (a)	98,350,000	98,743,961
3% 6/1/49 (a)	13,650,000	13,704,678
3% 6/1/49 (a)	58,400,000	58,633,933
3% 7/1/49 (a)	45,100,000	45,255,992
3% 7/1/49 (a)	45,100,000	45,255,992
3% 7/1/49 (a)	78,500,000	78,771,516
3.5% 7/1/32 to 2/1/57	694,204,283	715,476,625
3.5% 6/1/49 (a)	65,000,000	66,291,264
3.5% 6/1/49 (a)	129,425,000	131,996,105
3.5% 6/1/49 (a)	75,900,000	77,407,799
3.5% 6/1/49 (a)	36,000,000	36,715,162
3.5% 6/1/49 (a)	39,300,000	40,080,718
3.5% 6/1/49 (a)	27,500,000	28,046,304
3.5% 6/1/49 (a)	27,450,000	27,995,311
3.5% 6/1/49 (a)	27,500,000	28,046,304
3.5% 6/1/49 (a)	27,450,000	27,995,311
3.5% 7/1/49 (a)	133,350,000	135,746,133
4% 11/1/31 to 9/1/48	571,790,150	596,875,160
4% 6/1/49 (a)	72,600,000	74,936,515
4.5% 4/1/21 to 8/1/56	252,004,594	268,561,223
5% 12/1/19 to 8/1/56	16,590,664	18,078,271
5.253% 8/1/41	2,698,924	2,918,194
5.5% 9/1/21 to 5/1/44	45,553,242	49,678,034
6% 7/1/19 to 1/1/42	18,619,008	21,075,008
6.5% 8/1/20 to 8/1/39	27,328,196	30,762,774
6.532% 2/1/39	2,848,238	3,071,949
7% 9/1/21 to 7/1/37	1,899,186	2,139,202
7.5% 11/1/22 to 2/1/32	852,612	958,793
8% 8/1/29 to 3/1/37	25,161	29,901
8.5% 12/1/19 to 9/1/25	806	881
9.5% 9/1/21 to 2/1/25	518	530

TOTAL FANNIE MAE		4,862,587,029

Freddie Mac - 6.5%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (c)(d)	81,489	84,202
12 month U.S. LIBOR + 1.375% 4.28% 3/1/36 (c)(d)	283,089	293,479
12 month U.S. LIBOR + 1.500% 4.53% 3/1/36 (c)(d)	193,199	201,071
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(d)	57,092	59,310
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (c)(d)	765,482	796,216
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (c)(d)	3,891,841	4,047,365
12 month U.S. LIBOR + 1.754% 4.505% 9/1/41 (c)(d)	1,324,053	1,377,804
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(d)	74,968	78,623
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (c)(d)(f)	74,816	78,892
12 month U.S. LIBOR + 1.877% 4.785% 4/1/41 (c)(d)	481,944	503,330
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (c)(d)	475,822	497,240
12 month U.S. LIBOR + 1.884% 4.668% 10/1/42 (c)(d)	636,569	663,157
12 month U.S. LIBOR + 1.910% 4.594% 5/1/41 (c)(d)	733,335	767,192
12 month U.S. LIBOR + 1.910% 4.62% 6/1/41 (c)(d)	986,300	1,028,315
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(d)	447,944	466,348
12 month U.S. LIBOR + 1.910% 4.69% 5/1/41 (c)(d)	1,140,069	1,191,007
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(d)	42,749	44,900
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (c)(d)	215,274	227,281
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)	119,231	124,934
12 month U.S. LIBOR + 2.073% 5.004% 3/1/33 (c)(d)	5,545	5,802
12 month U.S. LIBOR + 2.160% 5.035% 11/1/35 (c)(d)	48,546	50,953
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (c)(d)	184,059	193,446
6 month U.S. LIBOR + 1.125% 3.924% 8/1/37 (c)(d)	70,729	72,144
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (c)(d)	76,969	79,319
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (c)(d)	66,396	68,679
6 month U.S. LIBOR + 1.647% 4.438% 2/1/37 (c)(d)	285,195	295,627
6 month U.S. LIBOR + 1.655% 4.397% 4/1/35 (c)(d)	162,367	168,383
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (c)(d)	109,246	113,712
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (c)(d)	28,330	29,560
6 month U.S. LIBOR + 1.843% 4.609% 10/1/36 (c)(d)	317,150	330,788
6 month U.S. LIBOR + 1.912% 4.684% 10/1/35 (c)(d)	192,738	200,931
6 month U.S. LIBOR + 2.020% 4.692% 6/1/37 (c)(d)	55,792	58,226
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (c)(d)	83,864	87,568
6 month U.S. LIBOR + 2.286% 5.015% 10/1/35 (c)(d)	69,254	72,016
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.393% 6/1/33 (c)(d)	272,748	284,387
U.S. TREASURY 1 YEAR INDEX + 2.248% 4.952% 1/1/35 (c)(d)	11,436	11,948
U.S. TREASURY 1 YEAR INDEX + 2.282% 4.532% 6/1/33 (c)(d)	559,842	583,409
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.826% 3/1/35 (c)(d)	1,093,155	1,137,380
3% 6/1/31 to 1/1/47	362,706,350	367,599,182
3.5% 1/1/32 to 5/1/49 (g)(h)	585,511,407	604,127,534
3.5% 8/1/47	13,477,976	13,872,223
4% 6/1/33 to 10/1/48	475,259,023	497,540,283
4% 4/1/48	1,178,725	1,221,715
4.5% 6/1/25 to 12/1/48	155,936,607	166,106,382
5% 6/1/20 to 7/1/41	31,709,163	34,555,111
5.5% 10/1/19 to 3/1/41	6,485,726	7,157,523
6% 10/1/21 to 12/1/37	3,046,267	3,407,084
6.5% 7/1/21 to 9/1/39	4,779,929	5,424,459
7% 6/1/21 to 9/1/36	1,691,435	1,923,861
7.5% 1/1/27 to 1/1/33	46,937	53,325
8% 7/1/24 to 4/1/32	47,748	54,530
8.5% 9/1/19 to 1/1/28	47,204	52,679
9% 10/1/20	9	9
9.5% 5/1/21	4	4

TOTAL FREDDIE MAC		1,719,470,848

Ginnie Mae - 8.5%
3% 4/15/42 to 6/20/48	444,352,628	451,672,138
3.5% 11/15/40 to 11/20/47	508,015,577	523,756,131
4% 2/15/39 to 5/20/49	182,093,447	190,732,417
4.5% 6/20/33 to 4/20/47	177,678,843	187,591,463
5.5% 6/15/33 to 9/15/39	3,003,633	3,311,885
6% 10/15/30 to 5/15/40	5,498,620	6,243,546
7% 10/15/22 to 3/15/33	2,601,721	2,961,826
7.5% 11/15/21 to 9/15/31	741,703	819,709
8% 11/15/21 to 11/15/29	201,998	219,776
8.5% 10/15/21 to 1/15/31	43,510	48,844
9% 10/15/19 to 1/15/23	417	444
9.5% 12/15/20 to 3/15/23	196	202
3% 6/1/49 (a)	57,575,000	58,440,180
3% 6/1/49 (a)	123,800,000	125,660,343
3% 6/1/49 (a)	85,200,000	86,480,300
3.5% 6/1/49 (a)	111,450,000	114,559,990
3.5% 6/1/49 (a)	69,825,000	71,773,453
3.5% 6/1/49 (a)	35,150,000	36,130,854
3.5% 6/1/49 (a)	35,250,000	36,233,644
3.5% 6/1/49 (a)	32,375,000	33,278,418
3.5% 6/1/49 (a)	29,150,000	29,963,425
3.5% 6/1/49 (a)	32,375,000	33,278,418
3.5% 7/1/49 (a)	143,850,000	147,693,492
4% 6/1/49 (a)	78,390,000	81,085,589
5% 12/15/32 to 9/15/41	32,729,532	35,389,035
6.5% 3/20/31 to 6/15/37	540,807	620,708
11% 9/20/19	22	22

TOTAL GINNIE MAE		2,257,946,252

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $8,782,275,799)		8,840,004,129

Asset-Backed Securities - 2.3%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)	$20,528,971	$20,631,240
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.32% 7/22/32 (b)(c)(d)	30,545,000	30,545,000
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 3.5548% 2/25/35 (c)(d)	668,577	668,097
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	39,749,500	40,904,573
Class AA, 2.487% 12/16/41 (b)	8,313,000	8,237,646
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.4206% 5/25/29 (c)(d)	18,807,863	18,900,198
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.4303% 7/25/29 (c)(d)	3,209,307	3,224,347
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	31,045,105	31,459,092
Class B, 5.095% 4/15/39 (b)	10,649,764	10,867,327
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)	34,050,991	34,689,652
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32(b)(c)(d)	15,297,000	15,297,000
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.9374% 9/28/30 (c)(d)	10,132,898	10,122,264
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.7279% 1/25/35	586,487	585,939
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	16,733,180	17,147,828
Class A2II, 4.03% 11/20/47 (b)	28,322,690	29,173,504
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.8768% 4/15/29 (b)(c)(d)	35,552,000	35,708,215
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 4.0104% 1/16/32 (c)(d)	346,000	345,911
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.33% 5/15/32 (a)(b)(c)(d)	25,028,000	25,028,000
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.2548% 3/25/34 (c)(d)	1,791	1,669
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.811% 5/25/26 (c)(d)	13,590,033	13,544,453
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6196% 11/15/34 (b)(c)(d)	254,151	250,112
Class B, 1 month U.S. LIBOR + 0.280% 2.7196% 11/15/34 (b)(c)(d)	91,885	90,318
Class C, 1 month U.S. LIBOR + 0.380% 2.8196% 11/15/34 (b)(c)(d)	152,411	145,758
Class D, 1 month U.S. LIBOR + 0.750% 3.1896% 11/15/34 (b)(c)(d)	57,938	54,864
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	13,484,400	13,930,714
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.22% 1/20/29 (b)(c)(d)	12,417,000	12,417,000
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.3% 7/15/32 (a)(b)(c)(d)	30,503,000	30,503,000
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (b)(c)(d)	26,927,000	26,941,137
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0298% 7/26/66 (b)(c)(d)	3,908,000	3,908,930
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9398% 9/25/35 (c)(d)	700,359	697,566
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.3% 7/17/32 (a)(b)(c)(d)	30,513,000	30,513,000
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.6748% 1/25/36 (c)(d)	1,245,000	1,251,902
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.0809% 12/15/27 (b)(c)(d)	58,218,834	58,131,197
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2898% 9/25/34 (c)(d)	99,346	94,628
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)	33,547,619	34,166,190
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.1486% 4/6/42 (b)(c)(d)(i)	2,300,000	1,711,534
Verde CLO Ltd. Series 2019-1A Class A, 3.9137% 4/15/32 (b)(c)	30,008,000	29,991,106
TOTAL ASSET-BACKED SECURITIES
(Cost $584,211,445)		591,880,911

Collateralized Mortgage Obligations - 3.6%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.9898% 1/25/35 (c)(d)	96,189	95,760
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (c)(d)	92,289	91,707
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7198% 7/25/35 (c)(d)	108,224	108,152
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (c)(d)	10,100	9,924

TOTAL PRIVATE SPONSOR		305,543

U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2298% 2/25/32 (c)(d)	35,108	35,529
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.4406% 3/18/32 (c)(d)	64,752	66,021
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4298% 4/25/32 (c)(d)	75,131	76,409
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4298% 10/25/32 (c)(d)	97,771	99,448
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1798% 1/25/32 (c)(d)	36,169	36,550
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6703% 12/25/33 (c)(f)(j)	1,180,921	283,749
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2503% 11/25/36 (c)(f)(j)	863,259	162,336
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.7298% 1/25/43 (c)(d)	11,678,474	11,564,881
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.7298% 5/25/48 (c)(d)	38,203,276	37,660,946
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	29,687	30,878
Series 1993-207 Class H, 6.5% 11/25/23	436,036	463,451
Series 1996-28 Class PK, 6.5% 7/25/25	148,337	158,066
Series 1999-17 Class PG, 6% 4/25/29	527,765	575,805
Series 1999-32 Class PL, 6% 7/25/29	505,527	552,716
Series 1999-33 Class PK, 6% 7/25/29	363,220	395,996
Series 2001-52 Class YZ, 6.5% 10/25/31	45,254	51,438
Series 2003-28 Class KG, 5.5% 4/25/23	254,736	263,413
Series 2005-102 Class CO 11/25/35 (k)	270,448	243,967
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.2327% 8/25/35 (c)(j)	81,522	100,032
Series 2005-81 Class PC, 5.5% 9/25/35	701,257	773,414
Series 2006-12 Class BO 10/25/35 (k)	1,211,167	1,093,289
Series 2006-37 Class OW 5/25/36 (k)	114,651	101,184
Series 2006-45 Class OP 6/25/36 (k)	394,526	348,001
Series 2006-62 Class KP 4/25/36 (k)	666,760	591,062
Series 2012-149:
Class DA, 1.75% 1/25/43	6,157,996	6,024,490
Class GA, 1.75% 6/25/42	6,332,877	6,209,773
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	109,507	123,246
Series 1999-25 Class Z, 6% 6/25/29	405,627	448,774
Series 2001-20 Class Z, 6% 5/25/31	556,222	610,181
Series 2001-31 Class ZC, 6.5% 7/25/31	307,422	345,275
Series 2002-16 Class ZD, 6.5% 4/25/32	167,722	190,949
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1203% 11/25/32 (c)(f)(j)	699,697	96,107
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	1,580,872	135,555
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.2103% 12/25/36 (c)(f)(j)	596,253	129,353
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.0103% 5/25/37 (c)(f)(j)	340,364	63,997
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.9272% 9/25/23 (c)(j)	20,644	24,150
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6703% 3/25/33 (c)(f)(j)	87,412	17,451
Series 2005-72 Class ZC, 5.5% 8/25/35	4,662,868	5,057,535
Series 2005-79 Class ZC, 5.9% 9/25/35	1,555,415	1,764,884
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.0415% 6/25/37 (c)(j)	282,975	553,978
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 25.0215% 7/25/37 (c)(j)	431,776	839,636
Class SB, 39.600% - 1 month U.S. LIBOR 25.0215% 7/25/37 (c)(j)	161,347	274,365
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9203% 3/25/38 (c)(f)(j)	2,282,944	394,692
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	697	1
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	36,223	283
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	29,757	108
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 3.9303% 6/25/21 (c)(f)(j)	8,277	96
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6203% 12/25/40 (c)(f)(j)	2,133,476	343,112
Class ZA, 4.5% 12/25/40	4,202,446	4,584,229
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,661,213	130,063
Series 2010-150 Class ZC, 4.75% 1/25/41	5,985,919	6,633,750
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	10,299	109
Series 2010-95 Class ZC, 5% 9/25/40	12,434,701	13,857,337
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	240,566	5,189
Series 2011-39 Class ZA, 6% 11/25/32	1,520,626	1,711,841
Series 2011-4 Class PZ, 5% 2/25/41	2,503,346	2,856,442
Series 2011-67 Class AI, 4% 7/25/26 (f)	525,358	39,545
Series 2011-83 Class DI, 6% 9/25/26 (f)	530,697	33,161
Series 2012-100 Class WI, 3% 9/25/27 (f)	5,204,419	430,299
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2203% 12/25/30 (c)(f)(j)	1,806,055	184,209
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1203% 6/25/41 (c)(f)(j)	2,293,286	276,703
Series 2013-133 Class IB, 3% 4/25/32 (f)	3,560,609	272,051
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6203% 1/25/44 (c)(f)(j)	1,637,381	260,979
Series 2013-51 Class GI, 3% 10/25/32 (f)	4,643,694	406,102
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2903% 6/25/35 (c)(f)(j)	1,774,955	328,756
Series 2015-42 Class IL, 6% 6/25/45 (f)	6,549,735	1,430,423
Series 2015-70 Class JC, 3% 10/25/45	9,354,557	9,540,138
Series 2017-30 Class AI, 5.5% 5/25/47	3,465,700	714,671
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (f)	332,724	69,866
Series 343 Class 16, 5.5% 5/25/34 (f)	287,181	53,067
Series 348 Class 14, 6.5% 8/25/34 (c)(f)	199,412	44,444
Series 351:
Class 12, 5.5% 4/25/34 (c)(f)	131,712	24,364
Class 13, 6% 3/25/34 (f)	176,672	35,931
Series 359 Class 19, 6% 7/25/35 (c)(f)	109,972	23,142
Series 384 Class 6, 5% 7/25/37 (f)	1,395,957	251,834
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.2396% 1/15/32 (c)(d)	28,700	29,044
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.3396% 3/15/32 (c)(d)	40,557	41,154
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.4396% 3/15/32 (c)(d)	39,779	40,455
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.3396% 6/15/31 (c)(d)	73,947	74,997
Class FG, 1 month U.S. LIBOR + 0.900% 3.3396% 3/15/32 (c)(d)	22,418	22,747
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.7896% 8/15/47 (c)(d)	16,846,427	16,638,938
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.6896% 5/15/37 (c)(d)	1,667,871	1,656,711
planned amortization class:
Series 2006-15 Class OP 3/25/36 (k)	1,180,399	1,047,251
Series 2095 Class PE, 6% 11/15/28	605,835	660,885
Series 2101 Class PD, 6% 11/15/28	47,705	52,131
Series 2121 Class MG, 6% 2/15/29	241,712	264,634
Series 2131 Class BG, 6% 3/15/29	1,681,883	1,839,069
Series 2137 Class PG, 6% 3/15/29	253,849	278,664
Series 2154 Class PT, 6% 5/15/29	421,619	462,865
Series 2162 Class PH, 6% 6/15/29	92,990	101,211
Series 2520 Class BE, 6% 11/15/32	586,444	655,115
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.1604% 3/15/23 (c)(f)(j)	15,589	565
Series 2693 Class MD, 5.5% 10/15/33	1,516,180	1,681,104
Series 2802 Class OB, 6% 5/15/34	828,296	894,963
Series 2962 Class BE, 4.5% 4/15/20	175,924	176,752
Series 3002 Class NE, 5% 7/15/35	1,636,601	1,755,240
Series 3110 Class OP 9/15/35 (k)	697,086	649,537
Series 3119 Class PO 2/15/36 (k)	1,421,330	1,256,629
Series 3121 Class KO 3/15/36 (k)	237,507	211,802
Series 3123 Class LO 3/15/36 (k)	794,904	704,564
Series 3145 Class GO 4/15/36 (k)	772,787	686,045
Series 3189 Class PD, 6% 7/15/36	1,347,181	1,538,158
Series 3225 Class EO 10/15/36 (k)	429,866	380,151
Series 3258 Class PM, 5.5% 12/15/36	696,492	754,507
Series 3415 Class PC, 5% 12/15/37	532,150	575,989
Series 3786 Class HI, 4% 3/15/38 (f)	1,415,323	70,976
Series 3806 Class UP, 4.5% 2/15/41	4,438,876	4,758,264
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,728,208
Series 4135 Class AB, 1.75% 6/15/42	4,803,054	4,702,051
Series 4765 Class PE, 3% 12/15/41	16,175,379	16,355,642
sequential payer:
Series 2135 Class JE, 6% 3/15/29	110,585	121,221
Series 2274 Class ZM, 6.5% 1/15/31	143,091	160,358
Series 2281 Class ZB, 6% 3/15/30	331,734	359,537
Series 2303 Class ZV, 6% 4/15/31	140,541	154,165
Series 2357 Class ZB, 6.5% 9/15/31	1,098,326	1,248,307
Series 2502 Class ZC, 6% 9/15/32	276,053	307,988
Series 2519 Class ZD, 5.5% 11/15/32	423,387	466,261
Series 2546 Class MJ, 5.5% 3/15/23	154,916	160,184
Series 2601 Class TB, 5.5% 4/15/23	74,941	78,186
Series 2998 Class LY, 5.5% 7/15/25	251,521	265,706
Series 3871 Class KB, 5.5% 6/15/41	5,006,460	5,702,914
Series 4423 Class NJ, 3% 9/15/41	17,925,000	18,149,407
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.1604% 2/15/36 (c)(f)(j)	488,403	99,223
Series 2013-4281 Class AI, 4% 12/15/28 (f)	5,002,713	348,252
Series 2017-4683 Class LM, 3% 5/15/47	8,426,155	8,514,187
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 30.9424% 8/15/24 (c)(j)	7,008	8,767
Class SD, 86.400% - 1 month U.S. LIBOR 54.7348% 8/15/24 (c)(j)	10,310	15,222
Series 2933 Class ZM, 5.75% 2/15/35	3,397,694	3,918,389
Series 2935 Class ZK, 5.5% 2/15/35	5,591,496	6,214,749
Series 2947 Class XZ, 6% 3/15/35	2,075,353	2,332,925
Series 2996 Class ZD, 5.5% 6/15/35	2,453,935	2,793,078
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1504% 10/15/35 (c)(f)(j)	707,283	136,657
Series 3237 Class C, 5.5% 11/15/36	3,760,265	4,212,712
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.2204% 11/15/36 (c)(f)(j)	1,793,760	352,318
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.3104% 3/15/37 (c)(f)(j)	2,586,729	533,738
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.3204% 4/15/37 (c)(f)(j)	3,744,742	794,263
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.1404% 6/15/37 (c)(f)(j)	1,352,895	240,895
Series 3949 Class MK, 4.5% 10/15/34	1,165,788	1,231,621
Series 4055 Class BI, 3.5% 5/15/31 (f)	3,176,329	268,378
Series 4149 Class IO, 3% 1/15/33 (f)	2,093,055	245,681
Series 4314 Class AI, 5% 3/15/34 (f)	1,007,913	87,421
Series 4427 Class LI, 3.5% 2/15/34 (f)	5,693,816	605,714
Series 4471 Class PA 4% 12/15/40	10,653,857	10,966,102
target amortization class Series 2156 Class TC, 6.25% 5/15/29	309,315	330,617
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.3396% 2/15/24 (c)(d)	107,118	107,872
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	233,446	254,674
Series 2056 Class Z, 6% 5/15/28	435,534	475,157
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 2.7396% 5/15/48 (c)(d)	16,003,820	15,752,616
Series 4386 Class AZ, 4.5% 11/15/40	11,835,853	12,529,232
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-2 Class MA, 3.5% 11/25/57	5,627,643	5,805,492
Series 2018-3 Class MA, 3.5% 8/25/57	101,995,273	104,265,137
Series 2019-1 Class MA, 3.5% 7/25/58	46,107,421	47,762,908
Series 2019-2 Class MA, 3.5% 8/25/58	32,548,643	33,525,818
Series 2018-3 Class M55D, 4% 8/25/57	13,808,142	14,382,283
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2524% 6/16/37 (c)(f)(j)	780,087	155,926
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.0285% 3/20/60 (c)(d)(l)	10,136,863	10,150,295
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 7/20/60 (c)(d)(l)	1,201,775	1,196,343
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.7934% 9/20/60 (c)(d)(l)	1,446,452	1,439,270
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.7934% 8/20/60 (c)(d)(l)	1,657,378	1,649,387
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8734% 12/20/60 (c)(d)(l)	3,041,863	3,032,727
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 12/20/60 (c)(d)(l)	4,442,455	4,443,420
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 2/20/61 (c)(d)(l)	9,000,583	9,002,324
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9834% 2/20/61 (c)(d)(l)	11,788,147	11,788,398
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 4/20/61 (c)(d)(l)	3,897,244	3,898,078
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (c)(d)(l)	5,638,208	5,639,569
Class FC, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (c)(d)(l)	4,390,999	4,391,978
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0234% 6/20/61 (c)(d)(l)	5,479,763	5,484,443
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 10/20/61 (c)(d)(l)	6,145,444	6,160,812
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 11/20/61 (c)(d)(l)	5,457,728	5,484,369
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 1/20/62 (c)(d)(l)	3,541,094	3,557,633
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 1/20/62 (c)(d)(l)	5,140,972	5,157,716
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 3/20/62 (c)(d)(l)	3,080,249	3,084,067
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1434% 5/20/61 (c)(d)(l)	203,019	203,491
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 3.0134% 10/20/62 (c)(d)(l)	917,732	918,341
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 3.0234% 7/20/60 (c)(d)(l)	2,462,904	2,463,214
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.8534% 3/20/63 (c)(d)(l)	1,141,635	1,137,999
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 1/20/64 (c)(d)(l)	5,161,516	5,173,457
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.0934% 12/20/63 (c)(d)(l)	15,504,797	15,546,877
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.9934% 6/20/64 (c)(d)(l)	4,437,367	4,438,381
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.7934% 3/20/65 (c)(d)(l)	215,736	215,119
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7734% 5/20/63 (c)(d)(l)	1,383,408	1,381,906
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.6934% 4/20/63 (c)(d)(l)	1,764,720	1,761,334
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7406% 5/20/48 (c)(d)	9,718,987	9,601,006
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.7406% 6/20/48 (c)(d)	56,736,974	56,049,430
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	279,237	316,430
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.1187% 12/20/40 (c)(j)	6,361,000	7,302,746
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	1,137,126	107,509
Series 2017-134 Class BA, 2.5% 11/20/46	6,371,813	6,367,539
Series 2017-153 Class GA, 3% 9/20/47	12,679,685	12,852,877
Series 2017-182 Class KA, 3% 10/20/47	11,619,418	11,775,795
Series 2018-13 Class Q, 3% 4/20/47	14,863,146	15,056,516
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,404,024	2,613,208
Series 2010-160 Class DY, 4% 12/20/40	14,905,834	15,961,671
Series 2010-170 Class B, 4% 12/20/40	3,359,980	3,598,076
Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	9,943,418	9,865,924
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1434% 11/20/65 (c)(d)(l)	5,184,560	5,189,222
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.0624% 5/16/34 (c)(f)(j)	438,166	74,999
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.7624% 8/17/34 (c)(f)(j)	497,952	102,805
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.5742% 6/16/37 (c)(j)	29,390	51,405
Series 2010-116 Class QB, 4% 9/16/40	3,692,263	3,834,625
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.5124% 2/16/40 (c)(f)(j)	3,015,765	442,201
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 5/20/60 (c)(d)(l)	4,119,932	4,103,392
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.6594% 7/20/41 (c)(f)(j)	1,482,954	251,723
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2624% 6/16/42 (c)(f)(j)	1,608,958	297,666
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.4125% 4/20/39 (c)(j)	2,377,759	2,435,631
Class ST, 8.800% - 1 month U.S. LIBOR 5.5458% 8/20/39 (c)(j)	8,006,672	8,276,963
Series 2013-149 Class MA, 2.5% 5/20/40	17,607,181	17,657,613
Series 2014-2 Class BA, 3% 1/20/44	20,840,088	21,299,452
Series 2014-21 Class HA, 3% 2/20/44	9,533,905	9,758,569
Series 2014-25 Class HC, 3% 2/20/44	14,322,795	14,679,471
Series 2014-5 Class A, 3% 1/20/44	12,666,789	12,945,703
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	20,786,619	20,730,861
Series 2015-H17:
Class GZ, 4.3303% 5/20/65 (c)(l)	1,894,855	1,955,292
Class HA, 2.5% 5/20/65 (l)	18,264,957	18,215,850
Series 2015-H21:
Class HA, 2.5% 6/20/63 (l)	379,549	378,594
Class JA, 2.5% 6/20/65 (l)	10,790,067	10,761,011
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.76% 8/20/66 (c)(d)(l)	24,050,318	24,100,141

TOTAL U.S. GOVERNMENT AGENCY		944,577,357

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $937,367,110)		944,882,900

Commercial Mortgage Securities - 1.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8345% 2/14/43 (c)(f)	13,997	52
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(f)(i)	5,801,767	1
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	30,753,000	33,951,699
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0646% 9/15/37 (b)(c)(d)	9,242,647	9,145,653
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2396% 11/15/35 (b)(c)(d)	11,444,447	11,461,641
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.8% 4/15/34 (b)(c)(d)	16,075,000	16,100,188
Class C, 1 month U.S. LIBOR + 1.600% 4.1% 4/15/34 (b)(c)(d)	10,627,000	10,650,300
Class D, 1 month U.S. LIBOR + 1.900% 4.4% 4/15/34 (b)(c)(d)	11,156,000	11,187,492
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (b)(c)(d)	25,800,000	25,824,257
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	15,532,000	17,370,189
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	17,109,000	18,021,550
Class B, 4.5349% 4/15/36 (b)	5,331,000	5,606,752
Class C, 4.782% 4/15/36 (b)	3,530,000	3,682,634
Class D, 4.782% 4/15/36 (b)	7,059,000	7,232,915
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	12,742,000	14,186,705
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	41,708,762	42,135,001
Freddie Mac:
sequential payer:
Series K069 Class A2, 3.187% 9/25/27	20,200,000	21,056,882
Series K155 Class A1, 3.75% 11/25/29	1,290,583	1,387,586
Series K734 Class A2, 3.208% 2/25/51	34,400,000	35,863,854
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(c)	25,600,000	25,522,122
Class CFX, 3.3822% 12/15/34 (b)(c)	21,481,000	21,394,178
Class DFX, 3.3822% 12/15/34 (b)(c)	18,206,000	18,121,894
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,633,000	3,843,093
Class DFX, 5.3503% 7/5/33 (b)	5,586,000	5,922,539
Class EFX, 5.5422% 7/5/33 (b)	7,644,000	8,068,845
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/51	48,853,000	54,151,572
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(c)	18,028,765	17,915,074
Class B, 4.181% 11/15/34 (b)	7,598,150	7,587,967
Class C, 5.205% 11/15/34 (b)	5,330,350	5,375,365
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 4.5396% 3/15/36 (b)(c)(d)	23,580,000	23,633,147
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	30,589,000	33,846,949
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $495,067,832)		510,248,096

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	4,580,000	6,885,847
7.5% 4/1/34	18,570,000	27,687,870
Series 2010, 7.625% 3/1/40	9,470,000	14,838,827
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	3,455,000	3,525,517
Series 2010 C1, 7.781% 1/1/35	12,265,000	14,687,215
Series 2012 B, 5.432% 1/1/42	7,305,000	6,977,006
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	21,305,000	22,037,040
5.1% 6/1/33	93,565,000	96,537,560
Series 2010-1, 6.63% 2/1/35	21,560,000	24,437,398
Series 2010-3:
6.725% 4/1/35	31,715,000	36,147,171
7.35% 7/1/35	14,750,000	17,398,658
TOTAL MUNICIPAL SECURITIES
(Cost $247,946,493)		271,160,109

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic:
4.25% 1/7/25	26,790,000	27,392,775
5.625% 1/7/41	27,107,000	27,496,392
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,855,717)		54,889,167

Bank Notes - 0.6%
Capital One NA 2.95% 7/23/21	31,087,000	31,305,277
Discover Bank:
(Delaware) 3.2% 8/9/21	$37,401,000	$37,774,767
3.1% 6/4/20	34,762,000	34,869,426
3.35% 2/6/23	15,572,000	15,776,562
4.682% 8/9/28 (c)	13,496,000	13,749,725
8.7% 11/18/19	3,837,000	3,936,768
KeyBank NA 6.95% 2/1/28	3,200,000	3,962,712
Synchrony Bank 3.65% 5/24/21	23,863,000	24,179,361
TOTAL BANK NOTES
(Cost $163,146,448)		165,554,598
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 2.41% (m)
(Cost $209,003,857)	208,983,531	209,025,328
	Maturity Amount	Value

Repurchase Agreements - 3.6%
Investments in repurchase agreements in a joint trading account at 2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) # (n)
(Cost $941,788,000)	941,984,206	941,788,000

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	38,000,000	$700,427
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	61,300,000	1,122,234
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.643% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	46,900,000	820,228
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	53,200,000	913,752
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.63% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	81,200,000	1,447,185
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	81,000,000	1,400,902
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.99% and receive quarterly a floating rate based on 3 month LIBOR, expiring December 2028.	12/6/21	5,620,000	55,028

TOTAL PUT OPTIONS			6,459,756

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	38,000,000	1,742,529
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	61,300,000	2,822,373
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.643% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	46,900,000	2,224,287
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	53,200,000	2,538,411
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.63% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	81,200,000	3,810,984
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	81,000,000	3,844,285
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.99% and pay quarterly a floating rate based on the 3 month LIBOR, expiring December 2028.	12/6/21	5,620,000	359,198

TOTAL CALL OPTIONS			17,342,067

TOTAL PURCHASED SWAPTIONS
(Cost $19,974,038)			23,801,823
TOTAL INVESTMENT IN SECURITIES - 116.2%
(Cost $30,160,803,351)			30,742,483,224
NET OTHER ASSETS (LIABILITIES) - (16.2)%			(4,286,534,077)
NET ASSETS - 100%			$26,455,949,147

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/34	$(54,900,000)	$(55,703,774)
3% 6/1/34	(35,500,000)	(36,019,745)
3% 6/1/34	(8,700,000)	(8,827,374)
3% 6/1/34	(28,750,000)	(29,170,920)
3% 6/1/34	(5,400,000)	(5,479,060)
3% 6/1/34	(10,800,000)	(10,958,120)
3% 6/1/34	(17,000,000)	(17,248,892)
3% 6/1/34	(4,500,000)	(4,565,883)
3% 6/1/34	(21,300,000)	(21,611,847)
3% 6/1/34	(11,850,000)	(12,023,492)
3% 6/1/34	(33,150,000)	(33,635,339)
3% 6/1/34	(59,850,000)	(60,726,246)
3% 6/1/34	(40,400,000)	(40,991,484)
3% 6/1/49	(212,700,000)	(213,552,012)
3% 6/1/49	(12,000,000)	(12,048,068)
3% 6/1/49	(6,100,000)	(6,124,435)
3% 6/1/49	(13,500,000)	(13,554,077)
3% 6/1/49	(8,600,000)	(8,634,449)
3% 6/1/49	(4,900,000)	(4,919,628)
3% 6/1/49	(45,100,000)	(45,280,657)
3% 6/1/49	(4,150,000)	(4,166,624)
3% 6/1/49	(34,700,000)	(34,838,998)
3% 6/1/49	(75,500,000)	(75,802,430)
3% 6/1/49	(98,350,000)	(98,743,961)
3% 6/1/49	(107,700,000)	(108,131,414)
3% 6/1/49	(74,100,000)	(74,396,822)
3% 6/1/49	(78,500,000)	(78,814,447)
3% 7/1/49	(45,100,000)	(45,255,992)
3% 7/1/49	(45,100,000)	(45,255,992)
3.5% 6/1/49	(12,600,000)	(12,850,307)
3.5% 6/1/49	(7,800,000)	(7,954,952)
3.5% 6/1/49	(17,200,000)	(17,541,688)
3.5% 6/1/49	(13,200,000)	(13,462,226)
3.5% 6/1/49	(32,900,000)	(33,553,578)
3.5% 6/1/49	(133,350,000)	(135,999,078)
3.5% 6/1/49	(29,475,000)	(30,060,539)
3.5% 6/1/49	(26,550,000)	(27,077,432)
3.5% 6/1/49	(29,450,000)	(30,035,042)
4% 6/1/49	(72,600,000)	(74,936,515)
4.5% 6/1/49	(3,900,000)	(4,074,459)
4.5% 6/1/49	(5,500,000)	(5,746,033)
4.5% 6/1/49	(10,400,000)	(10,865,225)
4.5% 6/1/49	(350,000)	(365,657)
4.5% 6/1/49	(250,000)	(261,183)

TOTAL FANNIE MAE		(1,611,266,096)

Ginnie Mae
3% 6/1/49	(36,000,000)	(36,540,972)
3% 6/1/49	(67,300,000)	(68,311,317)
3.5% 6/1/49	(143,850,000)	(147,864,105)
4% 6/1/49	(4,650,000)	(4,809,899)

TOTAL GINNIE MAE		(257,526,293)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,852,975,462)		$(1,868,792,389)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 1.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	24,400,000	$(233,020)
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	33,000,000	(920,958)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.244% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2026	6/27/19	32,000,000	(16,851)

TOTAL PUT SWAPTIONS			(1,170,829)

Call Swaptions
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 1.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	24,400,000	(233,020)
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	33,000,000	(1,102,523)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.244% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2026	6/27/19	32,000,000	(582,404)

TOTAL CALL SWAPTIONS			(1,917,947)

TOTAL WRITTEN SWAPTIONS			$(3,088,776)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	237	Sept. 2019	$50,877,234	$158,770	$158,770
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	42	Sept. 2019	7,382,813	156,751	156,751

TOTAL PURCHASED					315,521

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,991	Sept. 2019	252,359,250	(1,657,396)	(1,657,396)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,157	Sept. 2019	370,528,211	(4,445,877)	(4,445,877)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	8	Sept. 2019	1,229,750	(41,330)	(41,330)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,453	Sept. 2019	198,402,609	(4,133,777)	(4,133,777)

TOTAL SOLD					(10,278,380)

TOTAL FUTURES CONTRACTS					$(9,962,859)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 3.1%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$15,300,000	$(391,027)	$0	$(391,027)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,834,499,422 or 6.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,200,667.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $605,740.

 (i) Level 3 security

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,390,011
Total	$7,390,011

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty $941,788,000 due 6/3/19 at 2.5%	Value
J.P. Morgan Securities, Inc.	$941,788,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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